SCHEDULE OF LOANS AND BONDS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Chief Executive Officer [Member]
Loans	$ 147,854	$ 170,312
Director [Member]
Loans	$ 1,255,353	$ 1,841,099